Long-term investments - Equity securities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 28, 2024 CNY (¥) shares	Jun. 28, 2024 USD ($) shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Long-term investments
Equity securities | ¥			¥ 21,985	¥ 48,580
Equity securities, annual amount	¥ 27,421	$ 3,773
Luminar Technologies, Inc
Long-term investments
Equity securities (in shares) | shares	2,030,374	2,030,374
Equity securities | $		$ 3,025